Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets
Other Assets

Note 11 - Other Assets

Other assets comprised the following:

	At December 31,	At December 31,
	2025	2024
Energy well equipment, net	$6.4	$5.6
Right-of-use assets, net	4.2	4.5
Debt issue costs	1.1	1.4
Furniture and fixtures, net	0.7	0.4
Deposits related to CRA audits	—	42.5
	$12.4	$54.4

Deposits related to CRA audits represent cash on deposit with the CRA in connection with the Transfer Pricing Reassessments, as referenced in Note 28 (b). Following the CRA Settlement in September 2025, as referenced in Note 28 (b), these amounts have been reclassified to other current assets, as referenced in Note 9, as the Company expects to recover these deposits within twelve months of December 31, 2025.